MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 3, 2014, TO

PROSPECTUS DATED JULY 31, 2013

(PROSPECTUS DATED OCTOBER 15, 2013 FOR MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND)

Effective January 1, 2014, The Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation, was reorganized into Northern Trust Investments, Inc. (“NTI”), also a subsidiary of Northern Trust Corporation. NTCC and NTI served jointly as investment advisers to the Multi-Manager Funds. NTI assumed the responsibilities of NTCC as investment adviser under the advisory agreement with Northern Funds (the “Trust”) with respect to each of the Multi-Manager Funds: the Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Emerging Markets Equity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund, Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund (collectively, the “Multi-Manager Funds”). The fees payable by the Trust under the agreement, the personnel who manage the Multi-Manager Funds and the services provided to the Multi-Manager Funds remain unchanged as a result of the assumption of these responsibilities. NTI also assumed the responsibilities of NTCC under the sub-advisory agreements in place among NTI, NTCC and each of the sub-advisers to the Multi-Manager Funds.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (1/14)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 3, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

(STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 15, 2013 FOR MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND)

Effective January 1, 2014, The Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation, was reorganized into Northern Trust Investments, Inc. (“NTI”), also a subsidiary of Northern Trust Corporation. NTCC and NTI served jointly as investment advisers to the Multi-Manager Funds. NTI assumed the responsibilities of NTCC as investment adviser under the advisory agreement with Northern Funds (the “Trust”) with respect to each of the Multi-Manager Funds: the Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Emerging Markets Equity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, Multi-Manager International Equity Fund, Multi-Manager Large Cap Fund, Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund (collectively, the “Multi-Manager Funds”). The fees payable by the Trust under the agreement, the personnel who manage the Multi-Manager Funds and the services provided to the Multi-Manager Funds remain unchanged as a result of the assumption of these responsibilities. NTI also assumed the responsibilities of NTCC under the sub-advisory agreements in place among NTI, NTCC and each of the sub-advisers to the Multi-Manager Funds.